ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	September 30,	December 31,
	2021	2020
Bonus	$1,535	$501
Contracted services	883	456
Legal fees	435	282
Commission	340	—
Other	101	25
Total accrued expenses and other current liabilities	$3,294	$1,264

7.   ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following at December 31:

	2020	2019
Bonus	$501	$110
Contracted services	456	152
Legal fees	282	228
Other	25	1
Total accrued expenses and other current liabilities	$1,264	$491